SUPPLEMENT DATED SEPTEMBER 27, 2005 TO THE
                               TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II)
                                            ANNUITY PROSPECTUS DATED MAY 2, 2005



The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Life & Annuity Vintage XTRA (Series
II) Annuity prospectus dated May 2, 2005. Please retain this supplement and keep it with the prospectus for future reference.

THE PURCHASE PAYMENT CREDITS PARAGRAPH IN THE "SUMMARY" SECTION OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For Contracts issued between June 1, 2004 and August 31, 2004, and Contracts issued between December 1, 2004 and December 31, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time we receive the Purchase Payment. The credit will equal 6% of the Purchase Payment.

For Contracts issued before June 1, 2004, Contracts issued between September 1, 2004 and November 30, 2004, and Contracts issued after December 31, 2005, for the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time we receive the Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through 80, the credit is 4%.

The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

THE FIRST TWO PARAGRAPHS OF THE SECTION OF THE PROSPECTUS ENTITLED "PURCHASE PAYMENT CREDITS" ARE DELETED AND REPLACED WITH THE FOLLOWING:

For Contracts issued between June 1, 2004 and August 31, 2004, and Contracts issued between December 1, 2004 and December 31, 2005, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time we receive the Purchase Payment. The credit will equal 6% of the Purchase Payment.

For Contracts issued before June 1, 2004, Contracts issued between September 1, 2004 and November 30, 2004, and Contracts issued after December 31, 2005, for the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time we receive the Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through 80, the credit is 4%.

September, 2005                                                          L-24555